INVESTMENTS (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
INVESTMENTS - NON-RESTRICTED
Non-restricted investments that will mature within one year	$ 350,000
Restricted investments that will mature after one year and before five years	0
Total Investments
Book Value	350,000	1,705,000
Gross Unrealized Gains	0	14,000
Gross Unrealized (Losses)	0	0
Fair Value	350,000	1,719,000
Net unrealized gain on investments, net of tax
Unrealized gain on investments		14,000
Tax charged on unrealized gain on investments		5,000
Accumulated other comprehensive income	0	9,000
Proceeds from sale and maturities of investments	1,350,000	1,600,000
Certificates of deposit
Held-to-maturity investments
Book Value	100,000	100,000
Gross Unrealized Gains	0	0
Gross Unrealized (Losses)	0	0
Fair Value	100,000	100,000
U.S. government bonds
Available-for-sale investments
Book Value	250,000	1,605,000
Gross Unrealized Gains	0	14,000
Gross Unrealized (Losses)	0	0
Fair Value	250,000	1,619,000
Net unrealized gain on investments, net of tax
Proceeds from sale and maturities of investments	1,000,000
Gain realized on sale of bonds	$ 40,000